Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX 2040 FUND - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	7.76%
5 Years	9.91%
Since Inception	8.07%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	7.18%
5 Years	9.11%
Since Inception	7.27%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.67%
5 Years	7.55%
Since Inception	6.23%
Inception Date	May 31, 2011